Share Based Compensation (Details) - Schedule of share based compensation expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Share Based Compensation Expense Abstract
Research and development	$ 5,726	$ 1,518	$ 320
Sales and marketing	1,403	217	65
General and administrative	1,537	419	46
Cost of revenues	127	57	8
Total stock-based compensation expense	$ 8,793	$ 2,211	$ 439